Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Consolidated Financial Assets and Financial Liabilities

The following table sets forth our consolidated financial assets and financial liabilities as at December 31, 2022 and 2021:

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2022
Noncurrent:
Financial assets at fair value through profit or loss	—		432		432
Debt instruments at amortized cost – net of current portion	596		—		596
Derivative financial assets – net of current portion	—		81		81
Other financial assets – net of current portion	3,489	(1)	—		3,489
Current:
Cash and cash equivalents	25,211		—		25,211
Short-term investments	129		254	(2)	383
Trade and other receivables	26,255		—		26,255
Current portion of other financial assets	206	(1)	—		206
Total assets	55,886		767		56,653

Liabilities as at December 31, 2022
Noncurrent:
Interest-bearing financial liabilities – net of current portion	217,288		—		217,288
Lease liabilities – net of current portion	31,958		—		31,958
Derivative financial liabilities – net of current portion	—		190		190
Customers' deposits	2,313		—		2,313
Deferred credits and other noncurrent liabilities	363		—		363
Current:
Accounts payable	101,107		—		101,107
Accrued expenses and other current liabilities	74,227		—		74,227
Current portion of interest-bearing financial liabilities	32,292		—		32,292
Current portion of lease liabilities	10,477		—		10,477
Dividends payable	1,821		—		1,821
Current portion of derivative financial liabilities	—		960		960
Liabilities associated with assets classified as held-for-sale	1,668		—		1,668
Total liabilities	473,514		1,150		474,664
Net assets (liabilities)	(417,628)		(383)		(418,011)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. In 2021, PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse and impaired the remaining fund value of US$3.4 million. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2022, the fund’s value is US$4.5 million.

	Financial instruments at amortized cost		Financial instruments at FVPL		Total financial instruments
	(in million pesos)
Assets as at December 31, 2021
Noncurrent:
Financial assets at fair value through profit or loss	—		339		339
Debt instruments at amortized cost – net of current portion	400		—		400
Derivative financial assets – net of current portion	—		48		48
Other financial assets – net of current portion	3,099	(1)	—		3,099
Current:
Cash and cash equivalents	23,907		—		23,907
Short-term investments	1,986		255	(2)	2,241
Trade and other receivables	21,790		—		21,790
Current portion of derivative financial assets	—		93		93
Current portion of debt instruments at amortized cost	207		—		207
Current portion of other financial assets	208	(1)	6,856	(3)	7,064
Total assets	51,597		7,591		59,188

Liabilities as at December 31, 2021
Noncurrent:
Interest-bearing financial liabilities – net of current portion	241,075		—		241,075
Lease liabilities – net of current portion	17,131		—		17,131
Derivative financial liabilities – net of current portion	—		100		100
Customers' deposits	2,270		—		2,270
Deferred credits and other noncurrent liabilities	398		—		398
Current:
Accounts payable	97,959		—		97,959
Accrued expenses and other current liabilities	76,377		7,842		84,219
Current portion of interest-bearing financial liabilities	11,482		—		11,482
Current portion of lease liabilities	4,555		—		4,555
Dividends payable	1,708		—		1,708
Current portion of derivative financial liabilities	—		115		115
Total liabilities	452,955		8,057		461,012
Net assets (liabilities)	(401,358)		(466)		(401,824)

(1)
Includes refundable deposits and notes receivables.
(2)
Includes investments in the funds of Credit Suisse and Julius Baer. PLDT withdrew US$6.6 million from the Supply Chain Finance fund of Credit Suisse in 2021. As at December 31, 2021, the fund’s value is US$3.4 million which was fully impaired as at year-end. In November 2021, Smart invested US$5.0 million in the Focus Fixed Income Asia Defensive fund of Julius Baer. As at December 31, 2021, the fund’s value is US$5.02 million.
(3)
Includes RCBC Redemption Trust Account. See Note 20 – Equity – Redemption of Preferred Stock.

Summary of Consolidated Offsetting of Financial Assets and Liabilities

The following table sets forth our consolidated offsetting of financial assets and liabilities recognized as at December 31, 2022 and 2021:

	Gross amounts of recognized financial assets and liabilities	Gross amounts of recognized financial assets and liabilities set-off in the consolidated statements of financial position	Net amount presented in the consolidated statements of financial position
	(in million pesos)
December 31, 2022
Current Financial Assets
Trade and other receivables
Foreign administrations	5,160	4,236	924
Domestic carriers	492	197	295
Total	5,652	4,433	1,219
Current Financial Liabilities
Accounts payable
Suppliers and contractors	80,769	44	80,725
Carriers and other customers	22,660	2,548	20,112
Total	103,429	2,592	100,837

December 31, 2021
Current Financial Assets
Trade and other receivables
Foreign administrations	6,916	5,696	1,220
Domestic carriers	507	280	227
Total	7,423	5,976	1,447
Current Financial Liabilities
Accounts payable
Suppliers and contractors	85,912	9	85,903
Carriers and other customers	15,349	3,493	11,855
Total	101,261	3,502	97,759

Disclosure Of Carrying Amount And Fair Value Of Financial Instruments Explanatory

The following table sets forth our consolidated carrying values and estimated fair values of our financial assets and liabilities recognized as at December 31, 2022 and 2021 other than those whose carrying amounts are reasonable approximations of fair values:

	Carrying Value		Fair Value
	2022	2021	2022	2021
	(in million pesos)
Noncurrent Financial Assets
Debt instruments at amortized cost	596	400	573	403
Other financial assets – net of current portion	3,489	3,099	3,278	2,664
Total	4,085	3,499	3,851	3,067
Noncurrent Financial Liabilities
Interest-bearing financial liabilities:
Long-term debt – net of current portion	217,288	241,075	201,703	242,545
Customers' deposits	2,313	2,270	1,449	1,619
Deferred credits and other noncurrent liabilities	363	398	307	404
Total	219,964	243,743	203,459	244,568

Summary of Consolidated Financial Assets and Liabilities Carried at Fair Value

Below is the list of our consolidated financial assets and liabilities carried at fair value that are classified using a fair value hierarchy as required for our complete sets of consolidated financial statements as at December 31, 2022 and 2021. This classification provides a reasonable basis to illustrate the nature and extent of risks associated with those financial statements.

	2022				2021
	Level 1(1)	Level 2(2)	Level 3(3)	Total	Level 1(1)	Level 2(2)	Level 3(3)	Total
	(in million pesos)
Noncurrent Financial Assets
Financial assets at FVPL	—	407	25	432	—	315	24	339
Derivative financial assets – net of current portion	—	81	—	81	—	48	—	48
Current Financial Assets
Short-term investments	—	254	—	254	—	255	—	255
Current portion of derivative financial assets	—	—	—	—	—	93	—	93
Current portion of other financial assets	—	—	—	—	—	6,856	—	6,856
Total	—	742	25	767	—	7,567	24	7,591

Noncurrent Financial Liabilities
Derivative financial liabilities – net of current portion	—	190	—	190	—	100	—	100
Current Financial Liabilities
Accrued expenses and other current liabilities	—	—	—	—	—	7,842	—	7,842
Current portion of derivative financial liabilities	—	960	—	960	—	115	—	115
Total	—	1,150	—	1,150	—	8,057	—	8,057

(1)
Fair values determined using observable market inputs that reflect quoted prices in active markets for identical assets or liabilities.
(2)
Fair values determined using inputs other than quoted market prices that are either directly or indirectly observable for the assets or liabilities.
(3)
Fair values determined using discounted values of future cash flows for the assets or liabilities.

Summary of Derivative Financial Instruments

The table below sets out the information about our consolidated derivative financial instruments as at December 31, 2022 and 2021:

							2022		2021
	Original Notional Amount	Trade Date	Underlying Transaction in U.S. Dollar	Termination Date	Weighted Average Hedge Cost	Weighted Average Foreign Exchange Rate	Notional Amount	Net Mark-to- market Gains (Losses) in Php	Notional Amount	Net Mark-to- market Gains (Losses) in Php
	(in millions)		(in millions)				(in millions)
Transactions not designated as hedges:
PLDT
Forward foreign exchange contracts	US$257	Various dates in July to December 2022	U.S. Dollar Liabilities	Various dates in January to May 2023	—	Php57.16	US$257	(353)	US$69	17
	US$96	Various dates in January 2023	U.S. Dollar Liabilities	Various dates in February to March 2023	—	Php54.97	—	—	—	—
Forward exchange options capped forward	US$6	Various dates in October 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.80	—	—	US$6	(2)
Foreign exchange options seagull(a)	US$7	June 10, 2022	U.S. Dollar Liabilities	January 9, 2023	—	Php52.64	7	(7)	4	(1)
					—	Php52.96	—	—	—	—
					—	Php54.00	—	—	—	—
								(360)		14
Smart
Forward foreign exchange contracts	US$332	Various dates in 2020 and 2021	U.S. Dollar Liabilities	Various dates in 2021	—	Php49.03	—	—	—	—
	US$369	Various dates in July to December 2022	U.S. Dollar Liabilities	Various dates in January 2022 to June 2023	—	Php57.08	US$369	(481)	US$116	40
	US$157	Various dates in January and February 2023	U.S. Dollar Liabilities	Various dates in February to July 2023	—	Php54.93	—	—	—	—
Subsidized forwards(b)	US$52	Various dates in November 2021	U.S. Dollar Liabilities	Various dates in April and May 2022	—	Php50.38	—	—	—	—
					—	Php51.65	—	—	US$2	(1)
Foreign exchange options seagull(c)	US$71	Various dates in June 2022	U.S. Dollar Liabilities	Various dates in October 2022 to February 2023	—	Php52.82	—	—	—	—
					—	Php53.37	—	—	—	—
					—	Php54.46	US$37	(40)	US$3	(2)
								(521)		37
								(881)		51
Transactions designated as hedges:
PLDT
Interest rate swaps(d)	US$150	April and June 2015	200 Term Loan	February 25, 2022	2.70%	—	—	—	US$11	(5)
Long-term currency swaps(e)	US$27	November 2018 to August 2020	200 MUFG Bank, Ltd.	February 25, 2022	2.15%	Php50.78	—	—	US$5	2
Long-term foreign currency options(f)	US$290	Various dates in July 2020 and February to March 2021	300M Notes 2031	January 23, 2031	1.20%	Php49.61 Php55.28	US$290	(265)	US$290	(175)
								(265)		(178)
Smart
Interest rate swaps(g)	US$30	February 2016	100 Mizuho	December 7, 2021	2.03%	—	—	—	—	—
Long-term currency swaps(h)	US$6	February 2019	100 Mizuho	December 7, 2021	2.22%	Php51.83	—	—	—	—
	US$6	August 2020	100 Mizuho	December 7, 2022	1.99%	Php48.64	—	—	US$3	9
						Php48.00
Long-term foreign currency options(i)	US$109	February to April 2021	140 PNB	December 13, 2030	1.63%	Php53.34	US$88	77	US$99	44
								77		53
								(188)		(125)
								(1,069)		(74)

If the Philippine Peso to U.S. dollar spot exchange rate on fixing date settles between Php52.96 to Php54.00, PLDT will purchase the U.S. Dollar for Php52.96. However, if on maturity, the exchange rate settles above Php54.00, PLDT will purchase the U.S. Dollar for Php52.96 plus the excess above Php54.00, and if the exchange rate is lower than Php52.96, PLDT will purchase the U.S. Dollar at the prevailing Philippine peso to U.S. Dollar spot exchange rate, subject to a floor of Php52.64
(b)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles above Php51.65, Smart will purchase the U.S. Dollar for Php50.38 plus the excess above Php51.65, and if the exchange rate is at or lower than Php51.65, Smart will purchase the U.S. Dollar at Php50.38.
(c)
If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date settles between Php53.37 to Php54.46, Smart will purchase the U.S. Dollar for Php53.37. However, if on maturity, the exchange rate settles above Php54.46, Smart will purchase the U.S. Dollar for Php53.37 plus the excess above Php54.46, and if the exchange rate is lower than Php53.37, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate, subject to a floor of Php52.82.
(d)
PLDT’s interest rate swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market losses amounting to nil and Php1 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Interest accrual on the interest rate swaps amounting to nil and Php3 million were recorded as at December 31, 2022 and 2021, respectively. There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020.
(e)
PLDT’s long-term principal only-currency swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein effective portion of the movements in the fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market gains amounting to nil and Php4 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term principal only-currency swaps amounting to nil and Php2 million were recognized as at December 31, 2022 and 2021, respectively. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to nil, Php0.5 million and Php2 million were recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020, respectively.
(f)
PLDT’s long-term foreign currency option agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine peso to U.S. dollar spot exchange rate on fixing date is between Php49.61 and Php55.28, PLDT will purchase the U.S. dollar at Php49.61. However, if on fixing date, the exchange rate is beyond Php55.28, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate minus a subsidy of Php5.67, and if the exchange rate is lower than Php49.61, PLDT will purchase the U.S. dollar at the prevailing Philippine peso to U.S. dollar spot exchange rate. The mark-to-market losses amounting to Php190 million and Php100 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php75 million each was recognized as at December 31, 2022 and 2021. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php4 million, Php89 million and Php26 million were recognized in our consolidated income statement for the years ended December 31, 2022, 2021 and 2020, respectively.
(g)
Smart’s interest rate swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market losses amounting to nil was recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021. Interest accrual amounting to nil was recognized as at December 31, 2022 and 2021. There were no ineffective portion in the fair value recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020.
(h)
Smart’s long-term principal only-currency swap agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. The mark-to-market gains amounting to nil and Php8 million were recognized in our consolidated statements of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term principal only-currency swaps amounting to nil and Php201 thousand were recognized as at December 31, 2022 and 2021, respectively. The amounts recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portions of the movements in the fair value amounting to nil, Php309 thousand and Php1 million were recognized in our consolidated income statements for the years ended December 31, 2022, 2021 and 2020, respectively.
(i)
Smart’s long-term foreign currency option agreements outstanding as at December 31, 2022 and 2021 were designated as cash flow hedges, wherein the effective portion of the movements in fair value is recognized in our consolidated statements of other comprehensive income, while any ineffective portion is recognized immediately in our consolidated income statements. Settlement of the foreign currency option agreements will depend on the spot exchange rate on the fixing date. If the Philippine Peso to U.S. Dollar spot exchange rate on fixing date is between Php48.00 and Php53.34, Smart will purchase the U.S. Dollar at Php48.00. However, if on fixing date the exchange rate is beyond Php53.34, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate minus a subsidy of Php5.34, and if the exchange rate is lower than Php48.00, Smart will purchase the U.S. Dollar at the prevailing Philippine Peso to U.S. Dollar spot exchange rate. The mark-to-market gains amounting to Php81 million and Php48 million were recognized in our consolidated statement of other comprehensive income as at December 31, 2022 and 2021, respectively. Hedge cost accrual on the long-term foreign currency option agreements amounting to Php3 million and Php4 million were recognized as at December 31, 2022 and 2021, respectively. The intrinsic value of the long-term foreign currency options recognized as other comprehensive income are transferred to profit or loss when the hedged loan is revalued for changes in the foreign exchange rate. The hedge cost portion of the movements in the fair value amounting to Php5 million and Php8 million were recognized in our consolidated income statement for the years ended December 31, 2022 and 2021, respectively.

Summary of Derivative Financial Instruments by Classification

Our derivative financial instruments as at December 31, 2022 and 2021 are presented in the statements of financial position as follows:

	2022	2021
		(in million pesos)
Noncurrent assets	81	48
Current assets	—	93
Noncurrent liabilities (Note 29)	(190)	(100)
Current liabilities (Note 29)	(960)	(115)
Net liabilities	(1,069)	(74)

Summary of Movements of Consolidated Mark-to-Market Losses

Movements of our consolidated mark-to-market gains (losses) for the years ended December 31, 2022 and 2021 are summarized as follows:

	2022	2021
		(in million pesos)
Net mark-to-market losses at beginning of the year	(74)	(514)
Gains on derivative financial instruments (Note 4)	2,572	1,651
Settlements and interest expense	1,135	(169)
Effective portion recognized in the profit or loss for the cash flow hedges	(77)	(75)
Net fair value losses on cash flow hedges charged to other comprehensive income	(3,228)	(967)
Others	(1,397)	—
Net mark-to-market losses at end of the year	(1,069)	(74)

Disclosure Of Gains (Losses) On Derivative Financial Instruments Explanatory

Our consolidated analysis of gains on derivative financial instruments for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Gains (losses) on derivative financial instruments (Note 4)	2,572	1,651	(284)
Hedge costs	(250)	(251)	(94)
Net gains (losses) on derivative financial instruments (Notes 4 and 5)	2,322	1,400	(378)

Summary of Maturity Profile of Financial Assets Based on Consolidated Undiscounted Claims Outstanding

The following table summarizes the maturity profile of our financial assets based on our consolidated undiscounted claims outstanding as at December 31, 2022 and 2021:

	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2022
Financial instruments at amortized cost:	53,604	48,929	3,740	852	83
Debt instruments at amortized cost	596	—	225	361	10
Other financial assets	4,285	206	3,515	491	73
Temporary cash investments	8,678	8,678	—	—	—
Short-term investments	129	129	—	—	—
Retail subscribers	17,216	17,216	—	—	—
Corporate subscribers	15,151	15,151	—	—	—
Foreign administrations	1,058	1,058	—	—	—
Domestic carriers	296	296	—	—	—
Dealers, agents and others	6,195	6,195	—	—	—
Financial instruments at FVPL:	860	428	—	—	432
Financial assets at fair value through profit or loss	432	—	—	—	432
Short-term investments	428	428	—	—	—
Total	54,464	49,357	3,740	852	515

December 31, 2021
Financial instruments at amortized cost:	55,428	51,317	2,898	430	783
Debt instruments at amortized cost	607	207	100	—	300
Other financial assets	3,919	208	2,798	430	483
Temporary cash investments	13,291	13,291	—	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	15,676	—	—	—
Corporate subscribers	13,079	13,079	—	—	—
Foreign administrations	1,341	1,341	—	—	—
Domestic carriers	241	241	—	—	—
Dealers, agents and others	5,288	5,288	—	—	—
Financial instruments at FVPL:	7,624	7,285	—	—	339
Financial assets at fair value through profit or loss	339	—	—	—	339
Other financial assets	6,856	6,856	—	—	—
Short-term investments	429	429	—	—	—
Total	63,052	58,602	2,898	430	1,122

Summary of Maturity Profile of Financial Liabilities Based on Consolidated Contractual Undiscounted Obligations Outstanding

The following table summarizes the maturity profile of our financial liabilities based on our consolidated contractual undiscounted obligations outstanding as at December 31, 2022 and 2021:

	Payments Due by Period
	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
	(in million pesos)
December 31, 2022
Debt(1):	320,907	30,001	65,159	55,632	170,115
Principal	251,859	29,203	37,885	41,593	143,178
Interest	69,048	798	27,274	14,039	26,937
Lease obligations	62,216	14,658	13,504	10,591	23,463
Various trade and other obligations:	178,219	175,539	610	38	2,032
Suppliers and contractors	81,041	80,725	307	9	—
Utilities and related expenses	63,613	63,609	4	—	—
Employee benefits	6,615	6,615	—	—	—
Customers’ deposits	2,313	—	252	29	2,032
Carriers and other customers	1,745	1,745	—	—	—
Dividends	1,821	1,821	—	—	—
Others	21,071	21,024	47	—	—
Total contractual obligations	561,342	220,198	79,273	66,261	195,610

December 31, 2021
Debt(1):	331,933	7,681	77,865	53,026	193,361
Principal	255,414	7,649	48,404	37,552	161,809
Interest	76,519	32	29,461	15,474	31,552
Lease obligations	30,770	11,609	9,004	4,523	5,634
Various trade and other obligations:	179,484	176,816	667	54	1,947
Suppliers and contractors	86,203	85,903	292	8	—
Utilities and related expenses	62,989	62,988	1	—	—
Employee benefits	9,090	9,090	—	—	—
Liability from redemption of preferred shares	7,842	7,842	—	—	—
Customers’ deposits	2,270	—	277	46	1,947
Dividends	1,708	1,708	—	—	—
Carriers and other customers	1,469	1,469	—	—	—
Others	7,913	7,816	97	—	—
Total contractual obligations	542,187	196,106	87,536	57,603	200,942

(1)
Consists of long-term and short-term debts, including current portion, gross of unamortized debt discount/premium and debt issuance costs.

Summary of Future Minimum Lease Commitments Payable with Non-cancellable Operating Leases

Our consolidated future minimum lease commitments payable with non-cancellable leases as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Within one year	14,658	11,609
After one year but not more than five years	24,095	13,527
More than five years	23,463	5,634
Total	62,216	30,770

Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2022
Long-term foreign currency options	378	81	Derivative financial assets – net of current portion
	—	(190)	Derivative financial liabilities – net of current portion
	378	(109)

December 31, 2021
Long-term currency swaps	8	—	Derivative financial assets – net of current portion
	—	15	Current portion of derivative financial assets
	—	(2)	Current portion of derivative financial liabilities
Long-term foreign currency options	389	48	Derivative financial assets – net of current portion
	—	(100)	Derivative financial liabilities – net of current portion
	397	(39)

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
PLDT:
US$300M Term Loan	—	—	(273)	—
US$100M PNB	—	—	(11)	—
US$200M MUFG Bank, Ltd.	—	—	(8)	2
US$300M Notes 2031	(3,288)	75	(1,011)	75
	(3,288)	75	(1,303)	77

Smart:
US$100M Mizuho	—	—	(9)	—
US$140M PNB	28	3	(429)	4
	28	3	(438)	4

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2022
Long-term foreign currency options	(3,260)	Other comprehensive loss
	(3,260)

December 31, 2021
Long-term currency swaps	(301)	Other comprehensive loss
Long-term foreign currency options	(1,440)	Other comprehensive loss
	(1,741)

Summary of Market Risk

The following table shows our consolidated foreign currency-denominated monetary financial assets and liabilities and their Philippine Peso equivalents as at December 31, 2022 and 2021:

	2022		2021
	U.S. Dollar	Php(1)	U.S. Dollar	Php(2)
	(in millions)
Noncurrent Financial Assets
Derivative financial assets – net of current portion	1	81	1	48
Other financial assets – net of current portion	—	1	—	19
Total noncurrent financial assets	1	82	1	67
Current Financial Assets
Cash and cash equivalents	287	16,002	146	7,466
Short-term investments	5	254	5	254
Trade and other receivables – net	132	7,385	142	7,218
Current portion of derivative financial assets	—	—	2	93
Current portion of debt instruments at amortized cost	—	—	4	207
Current portion of other financial assets	—	12	—	—
Total current financial assets	424	23,653	299	15,238
Total Financial Assets	425	23,735	300	15,305
Noncurrent Financial Liabilities
Interest-bearing financial liabilities – net of current portion	719	40,153	758	38,648
Derivative financial liabilities – net of current portion	3	190	2	100
Other noncurrent liabilities	—	27	—	23
Total noncurrent financial liabilities	723	40,370	760	38,771
Current Financial Liabilities
Accounts payable	1,339	74,720	1,150	58,599
Accrued expenses and other current liabilities	218	12,184	239	12,164
Current portion of interest-bearing financial liabilities	39	2,165	44	2,252
Current portion of derivative financial liabilities	17	960	2	115
Total current financial liabilities	1,613	90,029	1,435	73,130
Total Financial Liabilities	2,336	130,399	2,195	111,901

(1)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php55.82 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the Bankers Association of the Philippines, or BAP, as at December 31, 2022.
(2)
The exchange rate used to convert the U.S. Dollar amounts into Philippine Peso was Php50.97 to US$1.00, the Philippine Peso-U.S. Dollar exchange rate as quoted through the BAP as at December 31, 2021.

Summary of Trade and Other Receivables

As at December 31, 2022 and 2021, this account consists of receivables from:

	2022	2021
		(in million pesos)
Retail subscribers (Note 28)	17,216	15,676
Corporate subscribers (Note 28)	15,151	13,079
Foreign administrations (Note 28)	1,058	1,341
Domestic carriers (Note 28)	296	241
Dealers, agents and others (Note 28)	6,195	5,288
	39,916	35,625
Less: Allowance for expected credit losses	13,661	13,835
	26,255	21,790

The gross carrying amount of financial assets not subject to impairment also represents our maximum exposure to credit risk as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Financial assets at fair value through profit or loss (Note 12)	432	339
Derivative financial assets – net of current portion	81	48
Current portion of derivative financial assets	—	93
Total	513	480

Summary of Maximum Exposure to Credit Risk of Financial Assets Subject to Impairment

For financial assets recognized on our consolidated statements of financial position as at December 31, 2022 and 2021, the gross exposure to credit risk equal their carrying amount.

For financial guarantees granted, the maximum exposure to credit risk is the maximum amount that we would have to pay if the guarantees are called upon. For loan commitments and other credit related commitments that are irrevocable over the life of the respective facilities, the maximum exposure to credit risk is the full amount of the committed facilities.

	December 31, 2022
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,328	12,380	—	41,708
Standard grade	303	4,445	—	4,748
Substandard grade	—	9,430	—	9,430
Default	764	4,236	9,425	14,425
Gross carrying amount	30,395	30,491	9,425	70,311
Less allowance	764	4,236	9,425	14,425
Carrying amount	29,631	26,255	—	55,886

	December 31, 2021
	Stage 1 12-Month ECL	Stage 2 Lifetime ECL	Stage 3 Lifetime ECL	Total
	(in million pesos)
High grade	29,251	9,180	—	38,431
Standard grade	556	4,116	—	4,672
Substandard grade	—	8,494	—	8,494
Default	786	3,038	10,797	14,621
Gross carrying amount	30,593	24,828	10,797	66,218
Less allowance	786	3,038	10,797	14,621
Carrying amount	29,807	21,790	—	51,597

Summary of Maximum Exposure to Credit Risk

An analysis of the maximum exposure to credit risk for the components of our consolidated statements of financial position, including derivative financial instruments as at December 31, 2022 and 2021:

	2022
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	55,886	505	55,381
Debt instruments at amortized cost	596	—	596
Other financial assets	3,695	—	3,695
Cash and cash equivalents	25,211	105	25,106
Short-term investments	129	—	129
Retail subscribers	10,327	46	10,281
Corporate subscribers	10,052	354	9,698
Foreign administrations	924	—	924
Domestic carriers	295	—	295
Dealers, agents and others	4,657	—	4,657
Financial instruments at FVPL:	767	—	767
Financial assets at FVPL	432	—	432
Long-term foreign currency options	81	—	81
Short-term investments	254	—	254
Total	56,653	505	56,148

* Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2022.

	2021
	Gross Maximum Exposure	Collateral and Other Credit Enhancements*	Net Maximum Exposure
	(in million pesos)
Financial instruments at amortized cost:	51,597	513	51,084
Debt instruments at amortized cost	607	—	607
Other financial assets	3,307	—	3,307
Cash and cash equivalents	23,907	127	23,780
Short-term investments	1,986	—	1,986
Corporate subscribers	8,371	379	7,992
Retail subscribers	7,637	7	7,630
Foreign administrations	1,220	—	1,220
Domestic carriers	227	—	227
Dealers, agents and others	4,335	—	4,335
Financial instruments at FVPL:	7,591	—	7,591
Financial assets at FVPL	339	—	339
Long-term foreign currency options	48	—	48
Short-term investments	255	—	255
Forward foreign exchange contracts	57	—	57
Interest rate swap	22	—	22
Long-term currency swaps	14	—	14
Other financial assets	6,856	—	6,856
Total	59,188	513	58,675

* Includes bank insurance, security deposits and customer deposits. We have no collateral held as at December 31, 2021.

Summary of Information Regarding Credit Quality by Class of Financial Assets

The table below provides information regarding the credit quality by class of our financial assets according to our credit ratings of counterparties as at December 31, 2022 and 2021:

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2022
Financial instruments at amortized cost:	70,137	41,708	4,748	9,430	14,251
Debt instruments at amortized cost	596	596	—	—	—
Other financial assets	4,285	3,694	1	—	590
Cash and cash equivalents	25,211	24,909	302	—	—
Short-term investments	129	129	—	—	—
Retail subscribers	17,216	7,782	458	2,087	6,889
Corporate subscribers	15,151	3,959	1,543	4,550	5,099
Foreign administrations	1,058	289	210	425	134
Domestic carriers	296	111	30	154	1
Dealers, agents and others	6,195	239	2,204	2,214	1,538
Financial instruments at FVPL:	941	604	163	—	174
Financial assets at FVPL	432	269	163	—	—
Long-term foreign currency options	81	81	—	—	—
Short-term investments	428	254	—	—	174
Total	71,078	42,312	4,911	9,430	14,425

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

		Neither past due nor credit impaired		Past due but not
	Total	Class A(1)	Class B(2)	credit impaired	Impaired
	(in million pesos)
December 31, 2021
Financial instruments at amortized cost:	66,044	38,431	4,672	8,494	14,447
Debt instruments at amortized cost	607	607	—	—	—
Other financial assets	3,919	3,020	287	—	612
Cash and cash equivalents	23,907	23,638	269	—	—
Short-term investments	1,986	1,986	—	—	—
Retail subscribers	15,676	5,411	297	1,929	8,039
Corporate subscribers	13,079	2,650	1,044	4,677	4,708
Foreign administrations	1,341	193	486	541	121
Domestic carriers	241	78	46	103	14
Dealers, agents and others	5,288	848	2,243	1,244	953
Financial instruments at FVPL:	7,765	7,467	124	—	174
Financial assets at FVPL	339	215	124	—	—
Long-term foreign currency options	48	48	—	—	—
Short-term investments	429	255	—	—	174
Forward foreign exchange contracts	57	57	—	—	—
Interest rate swap	22	22	—	—	—
Long-term currency swaps	14	14	—	—	—
Other financial assets	6,856	6,856	—	—	—
Total	73,809	45,898	4,796	8,494	14,621

(1)
This includes low risk and good paying customer accounts with no history of account treatment for a defined period and no overdue accounts as at report date; and deposits or placements to counterparties with good credit rating or bank standing financial review.
(2)
This includes medium risk and average paying customer accounts with no overdue accounts as at report date, and new customer accounts for which sufficient credit history has not been established; and deposits or placements to counterparties not classified as Class A.

Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets

The aging analysis of past due but not impaired class of financial assets as at December 31, 2022 and 2021 are as follows:

			Past due but not credit impaired
	Total	Neither past due nor credit impaired	1-60 days	61-90 days	Over 91 days	Impaired
	(in million pesos)
December 31, 2022
Financial instruments at amortized cost:	70,137	46,456	3,289	1,709	4,432	14,251
Debt instruments at amortized cost	596	596	—	—	—	—
Other financial assets	4,285	3,695	—	—	—	590
Cash and cash equivalents	25,211	25,211	—	—	—	—
Short-term investments	129	129	—	—	—	—
Retail subscribers	17,216	8,240	1,439	372	276	6,889
Corporate subscribers	15,151	5,502	1,615	1,214	1,721	5,099
Foreign administrations	1,058	499	37	14	374	134
Domestic carriers	296	141	72	26	56	1
Dealers, agents and others	6,195	2,443	126	83	2,005	1,538
Financial instruments at FVPL:	941	767	—	—	—	174
Financial assets at FVPL	432	432	—	—	—	—
Long-term foreign currency options	81	81	—	—	—	—
Short-term investments	428	254	—	—	—	174
Total	71,078	47,223	3,289	1,709	4,432	14,425

December 31, 2021
Financial instruments at amortized cost:	66,044	43,103	4,200	1,278	3,016	14,447
Debt instruments at amortized cost	607	607	—	—	—	—
Other financial assets	3,919	3,307	—	—	—	612
Cash and cash equivalents	23,907	23,907	—	—	—	—
Short-term investments	1,986	1,986	—	—	—	—
Retail subscribers	15,676	5,708	1,484	171	274	8,039
Corporate subscribers	13,079	3,694	2,420	926	1,331	4,708
Foreign administrations	1,341	679	119	55	367	121
Domestic carriers	241	124	47	17	39	14
Dealers, agents and others	5,288	3,091	130	109	1,005	953
Financial instruments at FVPL:	7,765	7,591	—	—	—	174
Financial assets at FVPL	339	339	—	—	—	—
Long-term foreign currency options	48	48	—	—	—	—
Short-term investments	429	255	—	—	—	174
Forward foreign exchange contracts	57	57	—	—	—	—
Interest rate swap	22	22	—	—	—	—
Long-term currency swaps	14	14	—	—	—	—
Other financial assets	6,856	6,856	—	—	—	—
Total	73,809	50,694	4,200	1,278	3,016	14,621

Interest rate risk [member]
Disclosure Of Financial Assets And Liabilities [Line Items]
Summary of Impact of Hedging Instruments

The impact of the hedging instruments on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Notional Amount	Carrying Amount	Line item in our Consolidated Statements
	(U.S. Dollar)	(Php)	of Financial Position
	(in million pesos)
December 31, 2022
Interest rate swaps	—	—	Derivative financial assets – net of current portion
	—	—	Current portion of derivative financial assets
	—	—	Current portion of derivative financial liabilities
	—	—

December 31, 2021
Interest rate swaps	11	—	Derivative financial assets – net of current portion
	—	21	Current portion of derivative financial assets
	—	(26)	Current portion of derivative financial liabilities
	11	(5)

Summary of Impact of Hedging Items on Consolidated Statements of Financial Position

The impact of the hedged items on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022		2021
	Cash flow hedge reserve	Cost of hedging reserve	Cash flow hedge reserve	Cost of hedging reserve
	(in million pesos)
US$200M MUFG Bank, Ltd.	—	—	(1)	—

Summary of Effect of the Cash Flow Hedge in Consolidated Statements of Financial Position and Statements of Other Comprehensive Income

The effect of the cash flow hedge on our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	Total hedging loss recognized in OCI	Line item in our Consolidated Statements of Financial Position
	(in million pesos)
December 31, 2022
Interest rate swaps	—	Other comprehensive loss

December 31, 2021
Interest rate swaps	(1)	Other comprehensive loss

Summary of Market Risk

The following tables set out the carrying amounts, by maturity, of our financial instruments that are expected to have exposure on interest rate risk as at December 31, 2022 and 2021. Financial instruments that are not subject to interest rate risk were not included in the table.

As at December 31, 2022

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
Philippine Peso	—	4	1	6	0	11	596	—	596	10	573
Interest rate	—	2.3750% to 2.9000%	4.2500%	4.6250% to 6.2500%	6.5000%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	23	—	—	—	—	23	1,264	—	1,264	23	1,264
Interest rate	0.0500% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	123	—	—	—	—	123	6,863	—	6,863	123	6,863
Interest rate	0.0500% to 1.5000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	127	—	—	—	—	127	7,092	—	7,092	127	7,092
Interest rate	3.5000% to 4.7500%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	28	—	—	—	—	28	1,586	—	1,586	28	1,586
Interest rate	2.8000% to 5.0000%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	2	—	—	—	—	2	129	—	129	2	129
Interest rate	0.5000% to 2.0000%	—	—	—	—	—	—	—	—	—	—
	303	4	1	6	—	314	17,530	—	17,530	313	17,507

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	33,489	597	32,892	435	24,316
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
Philippine Peso	319	124	340	576	540	1,899	106,018	919	105,099	1,744	97,327
Interest rate	3.9500% to 4.0000%	3.9500% to 5.1560%	4.0000% to 5.3500%	4.0000% to 5.3500%	4.0000% to 5.2000%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	25	53	14	28	42	162	9,042	40	9,002	162	9,042
Interest rate	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	LIBOR + 1.0500%	—	—	—	—	—	—
Philippine Peso	—	93	55	141	1,383	1,672	93,310	723	92,587	1,672	93,310
Interest rate	—	0.5000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	0.6000% to 1.0000% over PHP BVAL (floor rate 4.5000% to 4.6250%)	—	—	—	—	—	—
Short-term Debt
Notes Payable
Philippine Peso	179	—	—	—	—	179	10,000	—	10,000	179	10,000
Interest rate	2.6000 to 5.1600%	—	—	—	—	—	—	—	—	—	—
	523	270	409	745	2,565	4,512	251,859	2,279	249,580	4,192	233,995

As at December 31, 2021

	In U.S. Dollars									Fair Value
	Below 1 year	1-2 years	2-3 years	3-5 years	Over 5 years	Total	In Php	Discount/ Debt Issuance Cost In Php	Carrying Value In Php	In U.S. Dollar	In Php
								(in millions)
Assets:
Debt Instruments at Amortized Cost
U.S. Dollar	4	—	—	—	—	4	207	—	207	4	207
Interest rate	2.0000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	—	—	2	—	6	8	400	—	400	8	403
Interest rate	—	—	2.3750%	—	4.6250%	—	—	—	—	—	—
Cash in Bank
U.S. Dollar	3	—	—	—	—	3	152	—	152	3	152
Interest rate	0.0500% to 0.5000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	99	—	—	—	—	99	5,068	—	5,068	99	5,068
Interest rate	0.0500% to 1.0000%	—	—	—	—	—	—	—	—	—	—
Temporary Cash Investments
U.S. Dollar	53	—	—	—	—	53	2,676	—	2,676	53	2,676
Interest rate	0.0500% to 0.2000%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	208	—	—	—	—	208	10,615	—	10,615	208	10,615
Interest rate	0.2000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
Short-term Investments
Philippine Peso	39	—	—	—	—	39	1,986	—	1,986	39	1,986
Interest rate	0.5000% to 1.9900%	—	—	—	—	—	—	—	—	—	—
	406	—	2	—	6	414	21,104	—	21,104	414	21,107

Liabilities:
Long-term Debt
Fixed Rate
U.S. Dollar Notes	—	—	—	—	600	600	30,584	613	29,971	597	30,441
Interest rate	—	—	—	—	2.5000% to 3.4500%	—	—	—	—	—	—
U.S. Dollar Fixed Loans	4	—	—	—	—	4	191	—	191	4	193
Interest rate	2.8850%	—	—	—	—	—	—	—	—	—	—
Philippine Peso	120	519	185	649	1,122	2,595	132,285	1,056	131,229	2,571	131,039
Interest rate	4.5500% to 5.4000%	3.9000% to 6.3457%	4.0000% to 6.3457%	4.0000% to 6.3457%	4.2588% to 6.3457%	—	—	—	—	—	—
Variable Rate
U.S. Dollar Loans	26	53	39	28	56	202	10,329	52	10,277	202	10,329
Interest rate	0.7900% to 0.9500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	1.0500% over LIBOR	—	—	—	—	—	—
Philippine Peso	—	59	95	59	1,396	1,609	82,025	1,136	80,889	1,609	82,025
Interest rate	—	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.5000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	0.6000% to 0.9000% over PHP BVAL/ 0.2500% over TDF (floor rate 3.9000% to 4.5000%)	—	—	—	—	—	—
	150	631	319	736	3,174	5,010	255,414	2,857	252,557	4,983	254,027